Other Intangible Assets Estimated Useful Lives (Detail)	12 Months Ended
Sep. 30, 2013
Computer Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Computer Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Domain names and trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Domain names and trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	11 years
Courseware | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Courseware | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Website
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Business Contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Business Contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Copyrights
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Platform
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years 6 months